SHARE CAPITAL - Schedule of Options Outstanding (Parenthetical) (Details) - Oct. 31, 2023	$ / shares	$ / shares
Disclosure of classes of share capital [line items]
Exercise price	$ 8.09
Option Expiry Date May 9, 2026 [Member]
Disclosure of classes of share capital [line items]
Exercise price | (per share)	$ 10.59	$ 7.72
Option Expiry Date February 19, 2027 and February 19, 2028 [Member]
Disclosure of classes of share capital [line items]
Exercise price		$ 4.1